VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—2.0%
U.S. Treasury Bonds
4.500%, 11/15/54(2)	$35	$31
4.625%, 2/15/55	880	798
4.750%, 5/15/55	665	615
U.S. Treasury Notes 3.750%, 8/15/27	325	323
Total U.S. Government Securities (Identified Cost $1,843)		1,767

Foreign Government Securities—51.6%
Arab Republic of Egypt
144A 8.625%, 2/4/30(3)	353	376
144A 7.053%, 1/15/32(3)	280	280
144A 6.875%, 4/30/40(3)	106	99
144A 8.500%, 1/31/47(3)	651	624
144A 8.750%, 9/30/51(3)	244	235
Benin Government International Bond 144A 7.960%, 2/13/38(3)	150	159
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	2,740 BRL	490
Series F 10.000%, 1/1/31	3,070 BRL	513
Bulgaria Government International Bond RegS 5.000%, 3/5/37(4)	94	90
Costa Rica Government
144A 6.550%, 4/3/34(3)	190	199
144A 7.300%, 11/13/54(3)	85	92
Czech Republic Government Bond 1.750%, 6/23/32	17,580 CZK	720
Dominican Republic
144A 5.875%, 10/28/35(3)	373	362
	Par Value(1)	Value

Foreign Government Securities—continued
144A 6.850%, 1/27/45(3)	$305	$304
RegS 6.950%, 3/15/37(4)	679	704
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)(3)	318	318
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(3)(5)	79	85
Federative Republic of Brazil
6.000%, 10/20/33(2)	163	162
6.625%, 3/15/35	405	409
6.250%, 5/22/36	657	636
7.250%, 1/12/56	516	496
Hungary Government Bond 2.250%, 4/20/33(2)	97,000 HUF	253
Hungary Government International Bond
144A 6.250%, 9/22/32(2)(3)	294	308
144A 5.500%, 6/16/34(2)(3)	173	173
144A 6.000%, 9/26/35(2)(3)	112	114
144A 5.500%, 3/26/36(3)	1,011	995
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(3)	154	155
Kingdom of Bahrain
144A 7.375%, 5/14/30(3)	316	316
144A 5.625%, 5/18/34(3)	171	152
144A 7.125%, 6/10/36(3)	494	473
144A 6.625%, 10/6/37(3)	276	251
144A 7.100%, 2/3/38(3)	374	351
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)(3)	67	65
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Kuwait International Bond 144A 5.157%, 7/29/31(2)(3)	$523	$523
Lebanon Government International Bond RegS 6.100%, 10/4/22(4)(5)	515	142
Malaysia Government Bond
2.632%, 4/15/31(2)	3,280 MYR	780
4.642%, 11/7/33(2)	980 MYR	256
Mex Bonos Desarr
8.500%, 5/31/29	8,830 MXN	528
7.500%, 5/26/33	4,670 MXN	254
7.750%, 11/13/42	4,700 MXN	232
Oman Government International Bond
144A 6.250%, 1/25/31(3)	392	407
144A 6.500%, 3/8/47(3)	1,035	1,051
Republic of Angola
144A 9.244%, 1/15/31(3)	71	75
144A 8.750%, 4/14/32(3)	105	107
144A 9.875%, 10/15/35(3)	305	322
144A 9.875%, 3/31/37(3)	447	463
Republic of Argentina
0.750%, 7/9/30(6)	595	515
4.125%, 7/9/35(6)	425	321
3.500%, 7/9/41(6)	266	188
4.125%, 7/9/46(6)	1,040	739
Republic of Cameroon
RegS 9.500%, 7/31/31(4)	250	253
RegS 8.875%, 1/30/33(4)	200	197
Republic of Chile
3.500%, 1/31/34	37	33
4.950%, 1/5/36(2)	448	433
5.650%, 1/13/37(2)	160	162
3.100%, 5/7/41(2)	202	149
5.330%, 1/5/54(2)	505	461
Republic of Colombia
7.375%, 4/25/30	699	734
	Par Value(1)	Value

Foreign Government Securities—continued
6.125%, 1/21/31(2)	$133	$133
7.500%, 2/2/34	556	583
7.750%, 11/7/36(2)	124	132
Republic of Congo RegS 9.500%, 5/26/36(4)	308	298
Republic of Ecuador
144A 9.250%, 1/29/39(3)	200	202
RegS 6.900%, 7/31/35(4)(6)	847	774
RegS 5.500%, 7/31/40(4)(6)	631	516
Republic of El Salvador RegS 7.625%, 2/1/41(4)	95	96
Republic of Gabon 144A 6.625%, 2/6/31(3)	364	316
Republic of Ghana
144A 0.000%, 1/3/30(3)(7)	11	10
RegS 0.000%, 1/3/30(4)(7)	9	8
RegS 5.000%, 7/3/35(4)(6)	197	184
Republic of Guatemala RegS 6.250%, 8/15/36(4)	98	100
Republic of Indonesia
2.850%, 2/14/30(2)	196	183
5.600%, 1/15/35(2)	654	655
5.690%, 5/29/36(2)	268	268
5.100%, 2/10/54	59	51
3.200%, 9/23/61	63	36
Republic of Ivory Coast
144A 8.075%, 4/1/36(3)	14	15
144A 8.250%, 1/30/37(3)	116	126
Republic of Kazakhstan
144A 4.412%, 10/28/30(3)	265	261
144A 5.500%, 7/1/37(3)	485	484
Republic of Kenya
144A 8.000%, 5/22/32(3)	65	66
144A 7.875%, 2/26/34(3)	222	220
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
144A 9.500%, 3/5/36(3)	$49	$52
144A 8.700%, 2/26/39(3)	279	274
Republic of Nigeria
144A 10.375%, 12/9/34(3)	475	566
144A 7.696%, 2/23/38(3)	123	125
144A 9.130%, 1/13/46(3)	249	274
Republic of Panama
7.500%, 3/1/31	53	58
6.700%, 1/26/36(2)	133	140
5.662%, 2/23/38(2)	331	322
8.000%, 3/1/38	405	464
Republic of Peru
2.783%, 1/23/31	59	54
3.000%, 1/15/34(2)	128	109
5.375%, 2/8/35	682	673
Republic of Philippines
4.750%, 3/5/35(2)	354	337
5.325%, 6/24/36	92	90
3.700%, 3/1/41	425	333
Republic of Poland
5.750%, 11/16/32(2)	258	266
4.875%, 10/4/33(2)	454	444
5.125%, 9/18/34	58	57
5.375%, 2/12/35(2)	263	262
5.375%, 4/14/36(2)	43	42
5.500%, 4/4/53	85	76
Republic of Serbia
144A 6.000%, 6/12/34(3)	128	128
144A 5.500%, 5/6/36(3)	477	456
Republic of South Africa
5.375%, 7/24/44	120	100
5.650%, 9/27/47	569	472
8.750%, 2/28/48	17,000 ZAR	1,000
144A 6.125%, 12/11/37(3)	298	291
144A 7.950%, 11/19/54(3)	381	403
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Sri Lanka
144A 3.350%, 3/15/33(3)(6)	$88	$85
144A 3.600%, 6/15/35(3)(6)	452	373
Republic of Turkiye
7.625%, 4/26/29	775	804
9.125%, 7/13/30	75	82
6.375%, 5/22/31	131	130
7.125%, 2/12/32	65	66
7.250%, 5/29/32	226	231
6.300%, 3/14/33	94	91
7.625%, 5/15/34	311	322
6.500%, 1/3/35	59	57
6.950%, 9/16/35	1	1
4.875%, 4/16/43	780	577
5.750%, 5/11/47	191	151
Republic of Zambia 144A 5.750%, 6/30/33(3)(6)	129	127
Republica Orient Uruguay 5.100%, 6/18/50(2)	437	388
Romanian Government International Bond
144A 5.875%, 1/30/29(3)	227	229
144A 7.125%, 1/17/33(3)	166	174
144A 6.375%, 1/30/34(3)	481	480
144A 6.000%, 5/25/34(3)	392	382
144A 5.750%, 3/24/35(3)	169	161
144A 5.750%, 7/4/36(3)	134	126
Saudi International Bond
144A 5.625%, 1/13/35(2)(3)	373	379
144A 4.875%, 1/12/36(2)(3)	160	154
144A 4.500%, 10/26/46(2)(3)	1,051	829
144A 3.750%, 1/21/55(3)	800	528
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 5.625%, 1/13/35(2)(4)	$350	$355
Suriname Government International Bond 144A 8.500%, 11/6/35(3)	247	266
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)(3)	145	144
144A 6.400%, 6/26/34(2)(3)	7	7
Ukraine Government Bond
144A 4.500%, 2/1/29(3)(6)	119	102
144A 0.000%, 2/1/30(3)(6)	8	6
144A 4.000%, 2/1/32(3)(6)	185	152
144A 4.500%, 2/1/35(3)(6)	162	109
144A 0.000%, 2/1/36(3)(6)	86	50
144A 4.500%, 2/1/36(3)(6)	— (8)	— (8)
RegS 4.500%, 2/1/29(4)(6)	51	43
RegS 0.000%, 2/1/30(4)(6)	9	7
RegS 4.000%, 2/1/32(4)(6)	488	401
RegS 4.500%, 2/1/34(4)(6)	319	219
RegS 0.000%, 2/1/35(4)(6)	556	322
RegS 4.500%, 2/1/36(4)(6)	8	6
United Mexican States
5.375%, 3/22/33	547	530
4.875%, 5/19/33(2)	100	94
3.500%, 2/12/34(2)	302	255
6.250%, 8/27/37	538	528
6.625%, 1/29/38(2)	174	175
3.771%, 5/24/61	169	97
	Par Value(1)	Value

Foreign Government Securities—continued
3.750%, 4/19/71	$948	$519
Uzbekistan International Bond 144A 6.900%, 2/28/32(3)	282	296
Total Foreign Government Securities (Identified Cost $45,551)		45,479

Mortgage-Backed Securities—15.5%
Agency—7.4%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	759	720
Pool #SD8492 5.000%, 1/1/55	435	420
Pool #SL1127 6.000%, 12/1/54	991	1,002
Federal National Mortgage Association
Pool #CB0534 3.000%, 5/1/51	715	611
Pool #FA0685 6.000%, 1/1/55	441	446
Pool #FA1728 6.000%, 10/1/53	1,004	1,020
Pool #FS4438 5.000%, 11/1/52	713	694
Pool #FS7751 4.000%, 3/1/53	1,199	1,098
Pool #MA5072 5.500%, 7/1/53	485	483
		6,494

Non-Agency—8.1%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(3)(9)	67	67
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(3)(9)	$358	$343
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.382%, 6/15/40(3)(9)	270	271
Angel Oak Mortgage Trust
2022-5, A1 144A 5.500%, 5/25/67(2)(3)(9)	276	276
2023-1, A1 144A 4.750%, 9/26/67(2)(3)(9)	116	115
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(2)(3)(9)	30	29
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56(2)	165	166
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(9)	410	386
CENT 2025-CITY, A 144A 5.091%, 7/10/40(3)(9)	330	326
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(3)(9)	234	218
COLT Mortgage Loan Trust 2026-3, A1 144A 5.119%, 5/25/71(2)(3)(9)	320	316
Deephaven Residential Mortgage Trust 2026-INV3, A1 144A 5.473%, 6/25/71(2)(3)(9)	337	335
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(3)(9)	142	142
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(3)(9)	8	8
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(3)(9)	280	279
	Par Value(1)	Value

Non-Agency—continued
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.649%, 1/13/40(3)(9)	$250	$252
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.436%, 10/25/29(2)(3)(9)	163	158
2017-4, A13 144A 3.500%, 11/25/48(2)(3)(9)	277	249
2026-ACES1, A1 144A 4.894%, 4/25/66(2)(3)(9)	259	254
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(3)	170	173
New Residential Mortgage Loan Trust 2018-3A, A1 144A 4.500%, 5/25/58(2)(3)(9)	293	283
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(3)(9)	425	417
PRPM Trust 2026-R1, A-1 144A 5.000%, 1/25/68(2)(3)(9)	227	223
RCKT Mortgage Trust 2024-CES3, A1A 144A 6.591%, 5/25/44(3)(9)	194	195
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(3)(9)	345	345
ROCK Trust 2024-CNTR, C 144A 6.471%, 11/13/41(3)	215	219
Towd Point Mortgage Trust
2016-4, B1 144A 3.926%, 7/25/56(2)(3)(9)	260	251
2017-1, M1 144A 3.750%, 10/25/56(2)(3)(9)	210	207
2017-4, A2 144A 3.000%, 6/25/57(3)(9)	371	353
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2018-6, A2 144A 3.750%, 3/25/58(2)(3)(9)	$215	$195
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(2)(3)(9)	121	120
		7,171

Total Mortgage-Backed Securities (Identified Cost $13,904)		13,665

Asset-Backed Securities—10.3%
Automobiles—4.5%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(3)	396	400
2025-1A, A2 144A 4.920%, 5/15/29(3)	189	189
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	335	333
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(3)	331	334
Exeter Automobile Receivables Trust 2026-3A, D 5.440%, 10/15/32	300	298
FHF Issuer Trust 2026-1A, B 144A 5.770%, 2/17/32(3)	330	330
Flagship Credit Auto Trust 2024-1, D 144A 6.300%, 4/15/30(3)	400	379
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(3)	80	80
LAD Auto Receivables Trust 2023-2A, D 144A 6.300%, 2/15/31(3)	365	367
Lendbuzz Securitization Trust 2024-2A, A2 144A 5.990%, 5/15/29(3)	183	183
	Par Value(1)	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(3)	$320	$320
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(3)	29	29
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(3)	350	355
Westlake Automobile Receivables Trust 2026-1A, C 144A 4.370%, 6/16/31(3)	330	327
		3,924

Other—5.8%
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(3)	340	340
Aqua Finance Trust 2024-A, B 144A 5.060%, 4/18/50(3)	349	343
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(3)	86	87
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(3)	315	317
Jersey Mike’s Funding LLC 2024-1A, A2 144A 5.636%, 2/15/55(3)	414	411
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(3)	335	334
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(3)	239	239
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(3)	168	169
NMEF Funding LLC 2025-A, B 144A 5.180%, 7/15/32(3)	345	345
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(3)	$413	$414
RCO X Mortgage LLC 2026-1, A1 144A 5.536%, 3/25/31(3)(9)	320	319
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(3)	335	327
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(2)(3)(9)	287	283
Triton Container Finance IX LLC 2026-1A, A 144A 5.260%, 5/20/51(3)	318	312
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(3)	314	306
Wingstop Funding LLC 2020-1A, A2 144A 2.841%, 12/5/50(3)	345	335
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	250	239
		5,120

Total Asset-Backed Securities (Identified Cost $9,099)		9,044

Convertible Bonds and Notes—2.7%
Communication Services—0.1%
Live Nation Entertainment, Inc. 2.875%, 1/15/30	22	26
Sphere Entertainment Co. 3.500%, 12/1/28	5	19
		45

Consumer Discretionary—0.1%
GameStop Corp. 0.000%, 6/15/32	18	17
	Par Value(1)	Value

Consumer Discretionary—continued
LCI Industries 3.000%, 3/1/30	$33	$36
Stride, Inc. 1.125%, 9/1/27	7	12
		65

Consumer Staples—0.0%
Herbalife Ltd. 4.250%, 6/15/28	23	25
Energy—0.0%
Liberty Energy, Inc. 144A 0.000%, 3/1/31(2)(3)	18	16
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	22	26
		42

Financials—0.2%
Affirm Holdings, Inc. 0.750%, 12/15/29	16	18
EZCORP, Inc. 144A 3.750%, 12/15/29(2)(3)	19	56
Jazz Investments I Ltd. 144A 1.875%, 9/15/32(3)	12	12
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	19	23
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(2)(3)	13	26
WisdomTree, Inc. 144A 4.500%, 10/1/31(2)(3)	43	58
		193

Health Care—0.5%
Alignment Healthcare, Inc. 4.250%, 11/15/29	25	31
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	17	18
Alphatec Holdings, Inc. 0.750%, 3/15/30	7	7
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Bridgebio Pharma, Inc.
2.500%, 3/15/27	$8	$14
2.250%, 2/1/29	18	20
CONMED Corp. 2.250%, 6/15/27	12	12
Enovis Corp. 3.875%, 10/15/28	24	23
Envista Holdings Corp. 1.750%, 8/15/28	21	21
Guardant Health, Inc. 1.250%, 2/15/31	15	40
Halozyme Therapeutics, Inc.
1.000%, 8/15/28	18	34
144A 0.875%, 11/15/32(2)(3)	43	58
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(2)(3)	22	24
Innoviva, Inc. 2.125%, 3/15/28	20	20
IRhythm Holdings, Inc. 1.500%, 9/1/29	20	22
Ligand Pharmaceuticals, Inc. 144A 0.000%, 9/15/31(2)(3)	21	22
LivaNova plc 2.500%, 3/15/29	18	24
Mirum Pharmaceuticals, Inc. 144A 0.000%, 6/1/32(2)(3)	18	17
Moderna, Inc. 144A 0.000%, 3/1/32(3)	5	5
Pacira BioSciences, Inc. 2.125%, 5/15/29	21	21
Tempus AI, Inc. 0.750%, 7/15/30	15	17
		450

Industrials—0.3%
Bloom Energy Corp. 144A 0.000%, 11/15/30(2)(3)	11	15
BWX Technologies, Inc. 144A 0.000%, 11/1/30(2)(3)	45	41
	Par Value(1)	Value

Industrials—continued
Granite Construction, Inc. 3.250%, 6/15/30	$35	$57
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	21	22
JBT Marel Corp. 144A 0.375%, 9/15/30(2)(3)	16	15
Knight-Swift Transportation Holdings, Inc. 144A 1.000%, 11/15/31(2)(3)	43	46
Uber Technologies, Inc.
0.000, 5/15/28	17	18
0.875%, 12/1/28	16	20
		234

Information Technology—1.0%
Advanced Energy Industries, Inc. 144A 0.000%, 5/15/31(2)(3)(7)	47	45
Akamai Technologies, Inc.
0.375%, 9/1/27	12	14
0.250%, 5/15/33	14	19
144A 0.000, 5/15/30(2)(3)(7)	22	20
Alarm.com Holdings, Inc. 2.250%, 6/1/29	21	21
Amkor Technology, Inc. 144A 0.000%, 7/15/31(2)(3)	18	16
BlackLine, Inc. 1.000%, 6/1/29	32	30
Box, Inc. 1.500%, 9/15/29	26	28
Cloudflare, Inc.
0.000, 6/15/30	13	19
144A 0.000, 8/15/31(2)(3)	5	5
CoreWeave, Inc. 144A 1.750%, 12/1/31(2)(3)	10	10
Dynatrace LLC 144A 0.000%, 9/1/31(2)(3)	5	5
Guidewire Software, Inc. 1.250%, 11/1/29	16	18
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(2)(3)	15	74
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29	$24	$41
MKS, Inc. 1.250%, 6/1/30	14	25
Nebius Group N.V. 144A 0.500%, 2/15/30(2)(3)	12	12
ON Semiconductor Corp. 0.000%, 5/1/27	5	7
Onto Innovation, Inc. 144A 0.000%, 6/1/31(2)(3)	20	22
OSI Systems, Inc. 2.250%, 8/1/29	25	32
Procore Technologies, Inc. 144A 0.000%, 8/15/31(2)(3)	11	12
Progress Software Corp. 3.500%, 3/1/30	42	43
Rubrik, Inc. 0.000%, 6/15/30(2)	50	54
Seagate HDD Cayman 3.500%, 6/1/28	1	10
Semtech Corp. 144A 0.000%, 10/15/30(2)(3)	6	9
Silicon Motion Technology Corp. 144A 0.000%, 8/15/31(3)	5	5
SiTime Corp. 0.000%, 6/15/31	11	11
Snowflake, Inc.
0.000, 10/1/27	23	48
0.000, 10/1/29	31	68
Strategy, Inc. 0.625%, 3/15/30	6	7
Super Micro Computer, Inc. 0.000%, 6/15/30(7)	21	21
Terawulf, Inc. 144A 1.000%, 9/1/31(2)(3)	5	7
Unity Software, Inc. 0.000%, 3/15/30	16	22
Varonis Systems, Inc. 1.000%, 9/15/29	37	36
	Par Value(1)	Value

Information Technology—continued
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(2)(3)	$13	$36
Western Digital Corp. 3.000%, 11/15/28	6	71
		923

Materials—0.1%
B2Gold Corp. 144A 2.750%, 2/1/30(2)(3)	26	48
MP Materials Corp. 144A 3.000%, 3/1/30(3)	3	8
		56

Real Estate—0.2%
Healthcare Realty Holdings LP 144A 3.000%, 1/15/32(2)(3)	50	50
Macerich Partnership LP (The) 144A 2.250%, 8/15/31(2)(3)	24	24
Pebblebrook Hotel Trust 144A 1.625%, 1/15/30(2)(3)	29	37
Welltower OP LLC
144A 2.750%, 5/15/28(2)(3)	22	54
144A 3.125%, 7/15/29(2)(3)	14	26
		191

Utilities—0.2%
CenterPoint Energy, Inc.
3.000%, 8/1/28	34	34
144A 2.875%, 5/15/29(2)(3)	41	40
Evergy, Inc. 4.500%, 12/15/27	18	24
PG&E Corp. 4.250%, 12/1/27	15	15
Southern Co. (The)
144A 2.125%, 12/15/27(2)(3)	11	11
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
144A 3.500%, 9/15/29(2)(3)	$11	$11
		135

Total Convertible Bonds and Notes (Identified Cost $2,306)		2,359

Corporate Bonds and Notes—49.0%
Communication Services—1.8%
Altice France S.A.
144A 6.500%, 4/15/32(2)(3)	95	93
144A 6.875%, 7/15/32(2)(3)	141	138
CMG Media Corp. 144A 8.875%, 6/18/29(2)(3)	150	115
CSC Holdings LLC 144A 4.125%, 12/1/30(3)	95	50
DIRECTV Financing LLC
144A 8.875%, 2/1/30(2)(3)	100	102
144A 8.875%, 2/1/30(2)(3)	15	15
144A 9.250%, 6/1/32(2)(3)	20	21
Gray Media, Inc. 144A 9.625%, 7/15/32(2)(3)	35	36
IHS Holding Ltd. 144A 8.250%, 11/29/31(3)	40	42
Pioneer Opco LLC 144A 7.000%, 5/15/33(2)(3)	30	31
Playtika Holding Corp. 144A 4.250%, 3/15/29(2)(3)	105	95
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(2)(3)	80	74
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)(3)	95	99
Snap, Inc.
144A 6.875%, 3/1/33(2)(3)	140	137
144A 6.875%, 3/15/34(2)(3)	65	63
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(3)	140	145
	Par Value(1)	Value

Communication Services—continued
Univision Communications, Inc. 144A 8.875%, 4/15/33(2)(3)	$160	$158
Verizon Communications, Inc. 6.200%, 5/14/56(2)	195	188
		1,602

Consumer Discretionary—1.8%
A&K Travel Group Holdings Ltd. 144A 7.500%, 5/15/33(2)(3)	50	51
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	25	25
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)(3)	80	76
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	290	198
Ford Motor Credit Co. LLC 7.350%, 3/6/30(2)	115	121
Forvia SE 144A 6.750%, 9/15/33(2)(3)	125	125
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(2)(3)	120	117
Murphy Oil USA, Inc. 144A 5.875%, 6/1/34(2)(3)	200	198
Newell Brands, Inc. 6.625%, 9/15/29(2)	127	130
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(3)	65	65
Risewell Homes, Inc.
144A 9.250%, 10/1/29(2)(3)	125	128
144A 8.500%, 11/1/30(2)(3)	10	10
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(3)(10)	50	—
Wayfair LLC
144A 6.750%, 11/15/32(2)(3)	50	51
144A 7.125%, 5/31/34(2)(3)	15	16
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(3)	$270	$266
		1,577

Consumer Staples—0.7%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)(3)	125	120
144A 5.750%, 3/31/34(2)(3)	95	89
Chobani LLC 144A 6.375%, 4/15/34(2)(3)	100	101
Pilgrim’s Pride Corp. 6.250%, 7/1/33(2)	101	104
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)(3)	80	79
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)(3)	125	126
		619

Energy—8.9%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)(3)	150	156
APA Corp. 6.750%, 2/15/55(2)	260	267
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)(3)	115	116
BP Capital Markets plc 4.875% (2)(11)	245	240
Bristow Group, Inc. 144A 6.750%, 2/1/33(2)(3)	25	25
Buckeye Partners LP 144A 6.750%, 2/1/30(2)(3)	75	77
Caturus Energy LLC 144A 8.500%, 2/15/30(2)(3)	155	162
Constellation Oil Services Holding S.A. 144A 7.700%, 8/3/33(2)(3)	194	195
Ecopetrol S.A. 8.875%, 1/13/33	97	105
Genesis Energy LP
8.875%, 4/15/30(2)	250	261
	Par Value(1)	Value

Energy—continued
6.750%, 3/15/34	$25	$25
Geopark Ltd. 144A 8.750%, 1/31/30(3)	90	93
Harbour Energy Finance 2 plc 144A 6.327%, 4/1/35(2)(3)	275	277
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(3)	185	194
HF Sinclair Corp. 6.250%, 1/15/35(2)	215	220
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(2)(3)	65	66
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)(3)	30	31
Mesquite Energy, Inc. 144A 7.250%, 7/15/27(3)(10)	135	— (8)
Occidental Petroleum Corp. 6.200%, 3/15/40(2)	210	213
Pertamina Persero PT
144A 2.300%, 2/9/31(2)(3)	60	53
RegS 6.450%, 5/30/44(2)(4)	231	228
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(5)	342	155
RegS 12.750%, 2/17/22(4)(5)	2,270	1,180
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(2)(4)	140	121
Petroleos Mexicanos
6.840%, 1/23/30(2)	237	244
6.375%, 1/23/45(2)	299	249
6.350%, 2/12/48	520	420
Petronas Capital Ltd.
144A 3.500%, 4/21/30(2)(3)	99	94
144A 5.848%, 4/3/55(2)(3)	391	384
Prairie Acquiror LP 144A 9.000%, 8/1/29(2)(3)	95	98
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)(3)	330	292
SM Energy Co. 144A 6.625%, 4/15/34(2)(3)	25	25
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Solaris Energy Infrastructure LLC 144A 6.375%, 5/15/31(2)(3)	$55	$55
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	85	89
Sunoco LP
144A 5.625%, 3/15/31(2)(3)	75	74
144A 5.375%, 7/15/31(2)(3)	5	5
144A 5.875%, 3/15/34(2)(3)	50	49
144A 5.625%, 7/15/34(2)(3)	10	10
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(3)	250	250
Tidewater, Inc. 144A 9.125%, 7/15/30(2)(3)	110	118
Transocean International Ltd.
144A 8.250%, 5/15/29(2)(3)	35	36
144A 8.750%, 2/15/30(3)	146	152
144A 8.500%, 5/15/31(2)(3)	130	137
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(3)	121	130
Validus Energy II Midcon LLC 144A 8.000%, 8/1/31(2)(3)	10	10
Venture Global LNG, Inc.
144A 9.000%(2)(3)(11)	80	81
144A 9.875%, 2/1/32(2)(3)	100	107
Western Midstream Operating LP 5.250%, 2/1/50(2)	160	135
YPF S.A. 144A 9.500%, 1/17/31(3)	150	158
		7,862

Financials—19.5%
Acrisure LLC
144A 8.250%, 2/1/29(3)	90	82
144A 6.000%, 8/1/29(2)(3)	145	123
AerCap Ireland Capital DAC
6.950%, 3/10/55(2)	150	154
6.500%, 1/31/56(2)	235	236
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)(3)	130	134
Allianz SE 144A 6.350%, 9/6/53(2)(3)	200	205
	Par Value(1)	Value

Financials—continued
Altice Financing S.A. 144A 5.000%, 1/15/28(3)	$20	$12
Altice France Lux 3 144A 10.000%, 1/15/33(2)(3)	37	36
American National Group, Inc. 7.000%, 12/1/55	41	39
Apollo Debt Solutions BDC
6.900%, 4/13/29	80	82
5.875%, 8/30/30	95	94
Apollo Global Management, Inc. 6.000%, 12/15/54(2)	275	261
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(3)	5	5
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(2)(3)	125	133
Ashtead Capital, Inc. 144A 5.550%, 5/30/33(2)(3)	310	309
Athene Holding Ltd. 6.625%, 10/15/54	46	42
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(2)(3)	265	257
Avis Budget Car Rental LLC 144A 4.750%, 4/1/28(2)(3)	50	49
Azorra Finance Ltd.
144A 7.250%, 1/15/31(2)(3)	105	109
144A 6.250%, 2/15/34(2)(3)	50	49
Azule Energy Finance plc 144A 8.125%, 1/23/30(3)	175	179
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(3)	238	243
Banco de Credito e Inversiones S.A. 144A 7.500% (3)(11)	174	183
Banco Mercantil del Norte S.A.
144A 5.875%(3)(11)	125	124
144A 6.625%(3)(11)	122	116
Bank of America Corp. 5.518%, 10/25/35(2)	355	351
Barclays plc 7.437%, 11/2/33(2)	295	324
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(3)	$227	$223
Blackstone Private Credit Fund 5.250%, 4/1/30(2)	220	213
Block, Inc.
6.500%, 5/15/32(2)	110	112
144A 6.000%, 8/15/33(2)(3)	35	35
Blue Owl Finance LLC 6.250%, 4/18/34(2)	245	240
Bond U.S. Bidco 1, Inc. 144A 7.125%, 6/15/33(2)(3)	80	81
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(2)(3)	160	158
Capital One Financial Corp.
2.359%, 7/29/32(2)	145	125
6.377%, 6/8/34(2)	130	135
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)(3)	90	91
Charles Schwab Corp. (The) Series H 4.000% (11)	215	200
Cipher Compute LLC 144A 7.125%, 11/15/30(2)(3)	90	91
Citadel Finance LLC
144A 4.750%, 2/14/29(2)(3)	180	177
144A 5.150%, 2/14/31(2)(3)	20	19
Citigroup, Inc.
6.270%, 11/17/33(2)	145	152
6.174%, 5/25/34(2)	134	137
Corebridge Financial, Inc. 6.375%, 9/15/54(2)	331	328
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)(3)	150	128
Deutsche Bank AG 5.060%, 4/14/32(2)	280	276
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)(3)	200	192
Eldik Bank OAO 144A 8.500%, 4/23/31(3)	463	465
	Par Value(1)	Value

Financials—continued
Endo Finance Holdings LP 144A 8.500%, 4/15/31(3)	$95	$100
F&G Annuities & Life, Inc. 6.500%, 6/4/29(2)	230	233
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)(3)	275	270
Focus Financial Partners LLC
144A 6.750%, 9/15/31(2)(3)	70	70
144A 7.250%, 9/15/31(2)(3)	80	81
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)(3)	55	54
FS Luxembourg S.a.r.l. 144A 8.625%, 6/25/33(2)(3)	207	193
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)(3)	137	148
144A 7.950%, 10/15/54(2)(3)	70	70
Global Payments, Inc. 5.550%, 11/15/35(2)	265	253
Goldman Sachs Group, Inc. (The) 6.450%, 5/1/36(2)	135	141
Green Palm Bidco S.a.r.l. 144A 5.957%, 6/30/41(2)(3)	520	510
Grifols S.A. 144A 4.750%, 10/15/28(2)(3)	175	172
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)(3)	80	81
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34(2)	271	273
Huntington Bancshares, Inc. 5.709%, 2/2/35(2)	270	270
Icon Investments Six DAC 6.000%, 5/8/34(2)	265	267
INEOS Finance plc 144A 7.500%, 4/15/29(2)(3)	130	129
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(3)	105	97
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)(3)	270	272
JPMorgan Chase & Co.
5.350%, 6/1/34(2)	135	135
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
6.254%, 10/23/34(2)	$200	$210
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)(3)	155	155
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)(3)	200	194
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(2)(3)	45	43
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)(3)	370	371
Morgan Stanley
6.342%, 10/18/33(2)	160	168
5.948%, 1/19/38(2)	174	176
National Australia Bank Ltd. 144A 5.625%, 6/4/37(2)(3)	260	254
Nationstar Mortgage Holdings LLC 144A 5.750%, 11/15/31(3)	140	141
NatWest Group plc 6.475%, 6/1/34(2)	200	205
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55(2)	205	206
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(3)	200	204
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(2)(3)	130	130
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(2)(3)	30	32
OneMain Finance Corp.
7.125%, 11/15/31(2)	160	162
6.750%, 9/15/33	30	30
7.125%, 3/15/34(2)	100	100
Organon & Co. 144A 5.125%, 4/30/31(2)(3)	30	30
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)(3)	190	199
	Par Value(1)	Value

Financials—continued
Prudential Financial, Inc. 6.750%, 3/1/53	$220	$229
Reinsurance Group of America, Inc. 6.650%, 9/15/55(2)	225	224
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(2)(3)	30	30
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)(3)	100	101
Seadrill Finance Ltd. 144A 6.750%, 7/15/34(2)(3)	30	29
Societe Generale S.A. 144A 6.066%, 1/19/35(2)(3)	370	374
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34(2)	120	118
State Street Corp. Series I 6.700% (2)(11)	170	174
Surgery Center Holdings, Inc. 144A 7.250%, 4/15/32(2)(3)	80	80
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(2)(3)	100	92
Synergy Infrastructure Holdings LLC
144A 7.875%, 12/1/30(2)(3)	130	137
144A 7.000%, 7/15/34(2)(3)	15	15
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)(3)	10	10
Toronto-Dominion Bank (The) 8.125%, 10/31/82(2)	235	242
Transocean International Ltd. 144A 7.875%, 10/15/32(2)(3)	10	10
Trivium Packaging Finance B.V. 144A 12.250%, 1/15/31(3)	70	78
UBS Group AG 144A 4.988%, 8/5/33(2)(3)	310	304
Veon Midco B.V. 144A 6.950%, 6/1/31(3)	78	78
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)(3)	$120	$124
Wells Fargo & Co.
6.125%(2)(11)	265	263
5.389%, 4/24/34	145	145
		17,195

Health Care—2.3%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)(3)	275	264
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)(3)	10	10
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)(3)	80	83
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(2)(3)	5	5
Centene Corp. 3.375%, 2/15/30(2)	145	135
CVS Health Corp. 6.750%, 12/10/54(2)	129	132
Dentsply Sirona, Inc. 3.250%, 6/1/30(2)	265	245
Genmab A/S
144A 6.250%, 12/15/32(2)(3)	5	5
144A 7.250%, 12/15/33(2)(3)	10	10
HCA, Inc. 5.500%, 6/1/33(2)	220	221
LifePoint Health, Inc.
144A 5.375%, 1/15/29(2)(3)	160	155
144A 9.875%, 8/15/30(2)(3)	250	263
144A 10.000%, 6/1/32(3)	85	82
Opal Bidco SAS 144A 6.500%, 3/31/32(2)(3)	15	15
Organon & Co. 144A 7.875%, 5/15/34(2)(3)	30	32
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(3)	65	67
	Par Value(1)	Value

Health Care—continued
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(2)(3)	$30	$30
U.S. Acute Care Solutions LLC 144A 9.750%, 5/15/29(2)(3)	40	39
Universal Health Services, Inc.
5.050%, 10/15/34(2)	145	137
6.000%, 9/1/36	95	95
		2,025

Industrials—5.2%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)(3)	300	291
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	236	236
APi Group DE, Inc. 144A 5.750%, 6/1/34(2)(3)	58	57
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(3)	306	276
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(3)	115	114
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)(3)	5	5
Cimpress plc 144A 7.375%, 9/15/32(2)(3)	150	152
Clarios Global LP
144A 6.750%, 2/15/30(2)(3)	5	5
144A 6.750%, 9/15/32(2)(3)	35	36
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(3)	256	229
Esab Corp. 144A 5.625%, 4/1/31(2)(3)	20	20
Garda World Security Corp. 144A 8.375%, 11/15/32(2)(3)	145	148
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(3)	75	79
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Global Medical Response, Inc. 144A 7.375%, 10/1/32(2)(3)	$75	$78
Granite Construction, Inc. 144A 6.375%, 6/15/34(2)(3)	5	5
Herc Holdings, Inc.
144A 7.250%, 6/15/33(2)(3)	45	46
144A 6.000%, 3/15/34(2)(3)	60	59
Icahn Enterprises LP 144A 10.000%, 11/15/29(2)(3)	200	194
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	250	158
Madison IAQ LLC 144A 5.875%, 6/30/29(2)(3)	135	135
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(3)	215	215
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(2)(3)	200	205
144A 10.375%, 5/15/31(2)(3)	20	21
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)(3)	534	529
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(2)(3)	115	111
Stanley Black & Decker, Inc. 6.707%, 3/15/60(2)	190	190
TransDigm, Inc.
144A 6.625%, 3/1/32(2)(3)	235	240
144A 6.125%, 7/31/34(2)(3)	10	10
United Airlines Holdings, Inc.
4.875%, 3/1/29	90	89
5.375%, 3/1/31	10	10
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	213	217
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(3)	215	219
VoltaGrid LLC 144A 7.375%, 11/1/30(2)(3)	125	126
	Par Value(1)	Value

Industrials—continued
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(3)	$40	$40
		4,545

Information Technology—1.8%
Cloud Software Group LLC 144A 9.000%, 9/30/29(2)(3)	175	176
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)(3)	55	55
CoreWeave, Inc. 144A 9.625%, 7/15/32(2)(3)	40	35
Gartner, Inc. 144A 3.750%, 10/1/30(2)(3)	280	258
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(3)(10)	85	78
HUT 8 DC LLC 144A 6.192%, 11/15/42(2)(3)	160	155
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)(3)	130	132
QTS Fayetteville I Dc1-2 LLC 144A 5.700%, 4/15/36(2)(3)	210	190
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)(3)	100	102
VSP Optical Group, Inc. 144A 5.650%, 6/1/36(2)(3)	260	258
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(2)(3)	75	73
WULF Compute LLC 144A 7.750%, 10/15/30(2)(3)	110	114
		1,626

Materials—3.1%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(3)	455	1
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(3)	370	360
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)(3)	$215	$218
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(2)(3)	120	122
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)(3)	97	99
RegS 6.440%, 1/26/36(2)(4)	387	403
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)	48	48
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)(3)	260	260
OCP S.A. 144A 6.700%, 3/1/36(3)	330	338
Samarco Mineracao S.A. (9.000% or 5.000% PIK, 4.000% cash) 144A 9.500%, 6/30/31(2)(3)(12)	198	200
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)(3)	10	10
Trekor Metals Ltd. 144A 8.250%, 5/1/30(2)(3)	100	104
Westlake Corp. 5.550%, 11/15/35(2)	265	258
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)(3)	282	268
WS Escrow LLC 144A 7.750%, 6/1/33(2)(3)	15	16
		2,705

Real Estate—0.6%
Forestar Group, Inc. 144A 6.500%, 3/15/33(2)(3)	130	131
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)(3)	135	136
Millrose Properties, Inc. 144A 6.250%, 9/15/32(2)(3)	115	115
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	122	126
		508

	Par Value(1)	Value

Utilities—3.3%
AES Corp. (The) 7.600%, 1/15/55(2)	$135	$138
Alpha Generation LLC 144A 6.250%, 1/15/34(2)(3)	50	49
Beacon Point DC LLC 144A 6.129%, 11/30/42(2)(3)	200	190
CMS Energy Corp. 4.750%, 6/1/50(2)	285	276
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(3)	132	142
Dominion Energy, Inc.
6.200%, 2/15/56(2)	195	191
Series B 7.000%, 6/1/54(2)	115	120
Electricite de France S.A. 144A 6.900%, 5/23/53(2)(3)	180	186
Entergy Corp. 7.125%, 12/1/54(2)	210	216
Eskom Holdings 144A 8.450%, 8/10/28(3)	378	396
Ferrellgas LP 144A 5.875%, 4/1/29(2)(3)	170	168
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(3)	150	149
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)(3)	30	31
144A 8.375%, 2/15/32(2)(3)	155	162
NRG Energy, Inc.
144A 7.000%, 3/15/33(2)(3)	245	260
144A 6.125%, 5/15/36(2)(3)	60	59
Suburban Propane Partners LP 144A 6.500%, 12/15/35(2)(3)	75	73
Vistra Corp. 144A 8.000% (2)(3)(11)	125	125
		2,931

Total Corporate Bonds and Notes (Identified Cost $43,508)		43,195

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Leveraged Loans—10.5%
Aerospace—0.4%
American Airlines, Inc. Tranche B (6 month Term SOFR + 2.250%) 5.935%, 2/15/28(9)	$90	$90
Brown Group Holding LLC Tranche B-2 (1-3 month Term SOFR + 2.250%) 5.936% - 6.073%, 7/1/31(9)	30	30
Karman Holdings LLC Tranche B (1 month Term SOFR + 2.250%) 6.061%, 4/1/32(9)	20	20
Pac Dac LLC (1 month Term SOFR + 3.250%) 6.936%, 10/28/30(9)	114	114
Rand Parent LLC 2026, Tranche B (1 month Term SOFR + 3.000%) 6.732%, 3/18/30(9)	50	50
Vista Management Holding, Inc. (3 month Term SOFR + 3.750%) 7.475%, 4/1/31(9)	50	50
		354

Chemicals—0.4%
Bond German BidCo 2 GmbH Tranche B (1 month Term SOFR + 3.500%) 7.244%, 6/29/33(9)	43	43
Ineos Finance plc
2030 (1 month Term SOFR + 3.250%) 6.936%, 2/19/30(9)	34	32
2032 (1 month Term SOFR + 5.000%) 8.686%, 6/25/32(9)	125	116
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.186%, 12/31/29(9)	79	78
	Par Value(1)	Value

Chemicals—continued
Nouryon Finance B.V. 2026, Tranche B (1-3 month Term SOFR + 3.500%) 7.144% - 7.230%, 7/8/31(9)	$50	$50
USALCO LLC 2025 (3 month Term SOFR + 3.500%) 7.264%, 9/30/31(9)	46	47
		366

Consumer Durables—0.2%
Cimpress plc 2026, Tranche B-1 (1 month Term SOFR + 2.500%) 6.186%, 6/3/33(9)	50	50
White Cap Supply Holdings LLC Tranche D (1 month Term SOFR + 3.500%) 7.186%, 2/10/33(9)	90	90
		140

Consumer Non-Durables—0.2%
AI Aqua Merger Sub, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.206%, 7/4/33(9)	65	65
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.740%, 5/21/31(9)	83	84
		149

Energy—0.4%
ACI Rover Parent LLC (3 month Term SOFR + 2.250%) 5.982%, 6/9/33(9)	20	20
Blackfin Pipeline LLC (1 month Term SOFR + 2.500%) 6.188%, 9/29/32(9)	119	120
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.979%, 2/11/33(9)	$80	$80
M6 ETX Holdings II Midco LLC Tranche B (3 month + 1.500%) 8.250%, 4/1/32	94	94
		314

Financials—0.2%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.620% - 6.686%, 11/6/30(9)	98	83
Alliant Holdings Intermediate LLC 2025 (1 month Term SOFR + 2.500%) 6.186%, 9/19/31(9)	20	20
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.500%) 6.186%, 6/13/31(9)	115	113
		216

Food / Tobacco—0.5%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.686%, 12/23/30(9)	94	95
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 8.000%, 8/2/28(5)	43	1
(1 month Term SOFR + 4.850%) 8.480%, 8/2/28(5)	100	1
(1 month Term SOFR + 8.100%) 11.750%, 8/2/28(5)	19	9
	Par Value(1)	Value

Food / Tobacco—continued
(1 month Term SOFR + 9.600%) 0.000%, 6/1/27(5)(10)	$23	$3
Pegasus Bidco B.V. (3 month Term SOFR + 2.500%) 6.241%, 7/12/32(9)	55	55
Red SPV LLC (1 month Term SOFR + 2.250%) 5.938%, 3/15/32(9)	133	133
Snacking Investments Bidco Pty Ltd. (3 month Term SOFR + 2.500%) 6.323%, 10/29/32(9)	35	35
Treehouse Foods, Inc. (1 month Term SOFR + 3.750%) 7.436%, 2/11/33(9)	70	70
		402

Food and Drug—0.1%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-3 (6 month Term SOFR + 2.750%) 6.697%, 1/27/32(9)	79	79
Vital Bidco AB Tranche B 0.000%, 7/22/33(9)(13)	55	55
		134

Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.861%, 4/13/29(9)	50	50
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.936%, 1/26/33(9)	15	15
		65

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Gaming / Leisure—0.6%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.573%, 3/29/32(9)	$105	$106
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.686%, 8/30/30(9)	107	107
Gaia Purchaser, Inc. Tranche B 0.000%, 6/25/33(9)(13)	45	45
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.232%, 11/12/29(9)	83	66
Oak-Eagle Acquireco, Inc. Tranche B (3 month Term SOFR + 3.500%) 7.251%, 8/4/33(9)	65	66
Pioneer Opco LLC Tranche B (1 month Term SOFR + 3.250%) 6.936%, 5/16/33(9)	25	25
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.551%, 3/13/28(9)	65	63
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.982%, 12/30/32(9)	65	65
		543

Health Care—1.7%
Argent Finco LLC Tranche B (3 month Term SOFR + 2.500%) 6.232%, 11/12/32(9)	25	25
AthenaHealth Group, Inc. (1 month Term SOFR + 3.250%) 6.936%, 2/17/32(9)	25	25
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.436%, 1/15/31(9)	97	98
	Par Value(1)	Value

Health Care—continued
Catalent, Inc. (3 month Term SOFR + 3.000%) 6.640%, 8/12/33(9)	$60	$60
CHG Healthcare Services, Inc. (1-3 month Term SOFR + 3.000%) 6.686% - 6.823%, 9/29/31(9)	20	20
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 6.073%, 11/8/32(9)	117	117
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.456%, 5/1/31(9)	52	50
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.436%, 4/23/31(9)	25	24
Financiere Mendel (3 month Term SOFR + 2.750%) 6.488%, 11/8/30(9)	34	35
Gainwell Acquisition Corp. 2026 (3 month Term SOFR + 4.500%) 8.223%, 8/19/31(9)	89	89
Genmab A/S Tranche B-1 (3 month Term SOFR + 2.000%) 5.732%, 12/13/32(9)	19	19
Global Medical Response, Inc. (1 month Term SOFR + 3.250%) 6.909%, 10/1/32(9)	53	53
Grifols International Services Designated Activity Co. Tranche B, First Lien (6 month Term SOFR + 2.500%) 6.187%, 4/14/33(9)	120	120
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.186%, 10/23/31(9)	13	13
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
(1 month Term SOFR + 3.500%) 7.186%, 10/23/31(9)	$139	$140
Heartland Dental LLC 2025 (1 month Term SOFR + 3.500%) 7.186%, 8/25/32(9)	15	15
Hologic, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.995%, 4/7/33(9)	80	79
LifePoint Health, Inc. Tranche B (3 month Term SOFR + 3.750%) 7.503%, 5/16/31(9)	118	113
Lumexa Imaging, Inc. (3 month Term SOFR + 2.500%) 6.232%, 12/17/32(9)	50	50
Mckesson Medical-Surgical Top Holdings, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.982%, 6/9/32(9)	25	25
Medrisk, Inc. (1 month Term SOFR + 3.250%) 6.936%, 6/16/33(9)	45	45
Modivcare, Inc. (3 month Term SOFR + 5.000%) 8.732%, 12/2/30(9)	8	7
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.186%, 12/12/31(9)	35	35
PointClickCare Technologies 2025, Tranche B, First Lien (3 month Term SOFR + 2.750%) 6.573%, 11/3/31(9)	33	33
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.232%, 6/30/32(9)	79	79
	Par Value(1)	Value

Health Care—continued
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.241%, 11/20/29(9)	$185	$171
		1,540

Housing—0.4%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.436%, 9/8/32(9)	82	82
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.482%, 9/24/32(9)	60	60
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.732%, 1/17/32(9)	88	89
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 7.538%, 6/6/31(9)	75	58
Qxo Building Products, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.686%, 7/1/33(9)	45	45
		334

Information Technology—1.5%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.232%, 2/23/32(9)	15	15
Tranche B-1 (3 month Term SOFR + 2.250%) 5.982%, 2/24/31(9)	103	101
Belden, Inc. (1 month Term SOFR + 2.250%) 5.936%, 7/1/33(9)	20	20
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 6.982%, 7/6/29(9)	$141	$69
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.982%, 3/21/31(9)	98	94
Composecure Holdings LLC (3 month Term SOFR + 2.250%) 5.918%, 1/14/33(9)	45	45
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.494%, 9/29/28(9)	80	77
Coreweave Financing DDTL V LLC (1 month Term SOFR + 4.500%) 8.150%, 11/15/31(9)	58	59
Delta TopCo, Inc. (3 month Term SOFR + 2.750%) 6.402%, 11/30/29(9)	65	63
Esco Technologies, Inc. Tranche B, First Lien 0.000%, 5/27/33(9)(13)	20	20
Finastra USA, Inc. (3 month Term SOFR + 4.000%) 7.746%, 9/15/32(9)	70	67
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.186%, 1/30/32(9)	94	92
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.482%, 10/7/32(9)	95	72
Javelin Buyer, Inc. (3 month Term SOFR + 2.750%) 6.573%, 12/5/31(9)	75	73
Lambda, Inc. Tranche B 0.000%, 12/31/30(9)(13)	65	65
Project Ruby Ultimate Parent Corp. Tranche B-5 (1 month Term SOFR + 2.864%) 6.551%, 3/10/28(9)	60	60
	Par Value(1)	Value

Information Technology—continued
Proofpoint, Inc. 2026 (3 month Term SOFR + 4.500%) 8.249%, 8/30/30(9)	$103	$102
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 6.994%, 4/24/28(9)	65	64
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.436%, 11/28/28(9)	102	101
Trio Bidco, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.732%, 10/29/32(9)	59	59
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 6.073%, 2/10/31(9)	34	33
		1,351

Manufacturing—0.8%
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.232%, 2/3/33(9)	44	44
Dwyer Instruments, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.275%, 7/25/33(9)	35	35
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.936%, 9/30/31(9)	29	29
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.073%, 11/4/31(9)	90	90
Gloves Buyer, Inc. (1 month Term SOFR + 3.750%) 7.409%, 5/21/32(9)	90	90
Innio Group Holding GmbH 2026, Tranche B (1-3 month Term SOFR + 1.750%) 5.430% - 5.511%, 11/3/31(9)	115	114
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Manufacturing—continued
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 2.500%) 6.243%, 12/2/31(9)	$120	$121
Resilience Parent LLC (3 month Term SOFR + 2.500%) 6.232%, 2/28/33(9)	65	65
Skyshield U.S. Bidco Ltd. Tranche B (6 month Term SOFR + 2.500%) 6.370%, 6/30/33(9)	20	20
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.704%, 4/30/30(9)	118	119
		727

Media / Telecom - Broadcasting—0.4%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.332%, 6/18/29(9)	129	121
DirectV Financing LLC 2026, Tranche B (3 month Term SOFR + 4.500%) 8.323%, 8/2/29(9)	34	34
Discovery Global Holdings, Inc. (1 month Term SOFR + 2.500%) 6.186%, 6/3/33(9)	34	35
Sinclair Television Group, Inc. Tranche B-7 (3 month Term SOFR + 4.250%) 7.982%, 12/31/30(9)	75	67
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.301%, 1/31/29(9)	92	92
		349

	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.936%, 9/18/30(9)	$97	$78
Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.823%, 10/30/30(9)	71	71
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.500%) 6.186%, 8/6/31(9)	63	63
Neptune Bidco U.S., Inc. 2026, Tranche B (3 month Term SOFR + 5.100%) 8.863%, 2/3/33(9)	95	95
		229

Media / Telecom - Telecommunications—0.2%
Altice France S.A. Tranche B-11 (3 month Term SOFR + 4.125%) 7.866%, 5/1/28(9)	160	160
Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.273%, 3/2/29(9)	137	137
Metals / Minerals—0.1%
Worthington Steel, Inc. (1 month Term SOFR + 4.000%) 7.686%, 6/1/33(9)	61	61
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Retail—0.3%
Carvana Co. Tranche B 0.000%, 8/15/33(9)(13)	$75	$74
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.936%, 6/11/31(9)	70	71
Petco Health & Wellness Co., Inc. 2026 (3 month Term SOFR + 4.250%) 7.982%, 2/3/31(9)	50	50
Pye Barker Fire & Safety LLC
(3 month Term SOFR + 2.500%) 6.232%, 12/16/32(9)	1	1
(3 month Term SOFR + 2.500%) 6.232%, 12/16/32(9)	29	29
Restoration Hardware, Inc. (1 month Term SOFR + 2.614%) 6.301%, 10/20/28(9)	40	39
Skechers USA, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 6.436%, 9/13/32(9)	35	35
		299

Service—1.2%
Adi Global Distribution Funding LLC (1 month Term SOFR + 2.750%) 6.436%, 7/1/33(9)	10	10
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.685%, 12/11/28(9)	71	71
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.936%, 5/31/28(9)	63	63
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.000%) 6.686%, 7/9/32(9)	85	85
	Par Value(1)	Value

Service—continued
EnergySolutions LLC Tranche B 0.000%, 7/23/33(9)(13)	$50	$50
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.823%, 2/9/33(9)	65	65
Fugue Finance B.V. Tranche B (3 month Term SOFR + 2.250%) 6.017%, 1/9/32(9)	60	60
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.513%, 2/1/29(9)	107	107
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.482%, 6/12/30(9)	66	61
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.232%, 11/24/28(9)	134	123
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.417%, 12/31/32(9)	73	74
Openlane, Inc. 2025 (3 month Term SOFR + 2.500%) 6.261%, 10/8/32(9)	30	30
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 7.786%, 11/2/27(9)	146	136
Vantor Holdings, Inc. (3 month Term SOFR + 4.250%) 7.868%, 3/3/33(9)	85	85
		1,020

Transportation - Automotive—0.1%
Mavis Tire Express Services Topco Corp. (6 month Term SOFR + 3.250%) 6.920%, 5/6/33(9)	70	70
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Transportation - Shipping—0.0%
Carrix, Inc. (3 month Term SOFR + 2.000%) 5.810%, 7/15/33(9)	$30	$30
Utilities—0.2%
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.901%, 12/17/32(9)	67	67
Birdsboro Power LLC Tranche B (3 month Term SOFR + 3.750%) 7.500%, 6/24/33(9)	45	45
Pathfinder Power LLC Tranche B 0.000%, 6/22/33(9)(13)	70	70
		182

Total Leveraged Loans (Identified Cost $9,549)		9,250

	Shares
Convertible Preferred Stocks—0.3%
Communication Services—0.0%
Alphabet, Inc. Series A, 6.250	622	30
Alphabet, Inc. Series B, 6.250	222	11
		41

Financials—0.1%
Ares Management Corp. Series B, 6.750	300	14
Bank of America Corp. Series L, 7.250	5	6
KKR & Co., Inc. Series D, 6.250	350	17
Wells Fargo & Co. Series L, 7.500	29	33
		70

	Shares	Value

Health Care—0.0%
BrightSpring Health Services, Inc., 6.750	98	$19
Industrials—0.1%
Boeing Co. (The), 6.000	850	55
Information Technology—0.1%
Hewlett Packard Enterprise Co., 7.625	350	47
Materials—0.0%
Albemarle Corp., 7.250	450	25
Real Estate—0.0%
EPR Properties Series C, 5.750	800	21
Total Convertible Preferred Stocks (Identified Cost $270)		278

Preferred Stocks—0.6%
Financials—0.6%
American Express Co. Series E, 6.450%(2)	240 (14)	242
Capital Farm Credit ACA Series 1 144A, 8.393%(3)	275 (14)	270
		512

Total Preferred Stocks (Identified Cost $516)		512

Common Stocks—0.2%
Communication Services—0.1%
Altice Luxembourg S.A.(15)	154	2
Atento Luxco 1 S.A.(15)	4,072	76
		78

Consumer Discretionary—0.0%
MYT Holding LLC Class B(10)(15)	29,850	7
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
NMG Parent LLC Escrow(10)(15)	618	$—
		7

Health Care—0.0%
Lannett Co., Inc.(10)(15)	1,663	3
Modivcare(15)	1,558	7
		10

Materials—0.1%
Klockner Pentaplast(10)(15)	19,863	33
Total Common Stocks (Identified Cost $133)		128

Total Long-Term Investments—142.7% (Identified Cost $126,679)		125,677

TOTAL INVESTMENTS—142.7% (Identified Cost $126,679)		$125,677
Other assets and liabilities, net—(42.7)%		(37,602)
NET ASSETS—100.0%		$88,075

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $48,038.
(3)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At August 31, 2026, these
securities amounted to a value of $62,901 or
71.4% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Security in default; no interest payments are being received.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2026.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	Amount is less than $500 (not in thousands).
(9)
Variable rate security. Rate disclosed is as of
August 31, 2026. Information in parenthesis
represents benchmark and reference rate for
each security. Certain variable rate securities are
not based on a published reference rate and
spread but are determined by the issuer or agent
and are based on current market conditions, or,
for mortgage-backed securities, are impacted by
the individual mortgages which are paying off
over time. These securities do not indicate a
reference rate and spread in their descriptions.

(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	No contractual maturity date.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
(12)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(13)	This loan will settle after August 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(14)	Value shown as par value.
(15)	Non-income producing.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
HUF	Hungarian Forint
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Country Weightings†
United States	50%
Mexico	4
Brazil	2
Turkey	2
South Africa	2
Saudi Arabia	2
Indonesia	2
Other	36
Total	100%
† % of total investments as of August 31, 2026.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
As of August 31, 2026, the Fund has the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Carrix, Inc., 7/15/33	$5	$5	$5	$— (1)
Coreweave Financing DDTL V LLC, 11/15/31	77	78	77	(1)
Dwyer Instruments, Inc., 7/15/33	2	2	2	— (1)
Hanger, Inc., 10/23/31	5	5	5	— (1)
Pye Barker Fire & Safety LLC, 12/16/32	4	4	4	— (1)
Trio Bidco, Inc. Tranche B, 10/29/32	6	6	6	— (1)
Total	$99	$100	$99	$(1)

(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$1,767	$—	$1,767	$—
Foreign Government Securities	45,479	—	45,479	—
Mortgage-Backed Securities	13,665	—	13,665	—
Asset-Backed Securities	9,044	—	9,044	—
Convertible Bonds and Notes	2,359	—	2,359	—
Corporate Bonds and Notes	43,195	—	43,117	78 (1)
Leveraged Loans	9,250	—	9,247	3
Equity Securities:
Convertible Preferred Stocks	278	278	—	—
Preferred Stocks	512	—	512	—
Common Stocks	128	—	85	43 (1)
Other Financial Instruments:
Unfunded Loan Commitments*	(1)	—	(1)	—
Total Investments	$125,676	$278	$125,274	$124

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Security held by the Fund with an end of period value of $78 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Securities held by the Fund with an end of period value of $2 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2026.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated Virtus Investment Advisers, LLC (“Adviser”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.